UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08797 and 811-09049

Name of Fund: BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2012

Date of reporting period: 08/31/2011

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2011 (Unaudited)	BlackRock Small Cap Growth Fund II
(Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC	$400,734,840
Total Investments (Cost - $378,150,040) – 100.2%	400,734,840
Liabilities in Excess of Other Assets – (0.2)%	(890,827)
Net Assets – 100.0%	$399,844,013

BlackRock Small Cap Growth Fund II (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Small Cap Growth Portfolio (the “Portfolio”) of BlackRock Master LLC, which has the same investment objective and strategies as the Fund. As of August 31, 2011, the value of the investment and the percentage owned by the Fund of the Portfolio was $400,734,840 and 100%, respectively.

•	The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of August 31, 2011, the Fund’s investment in the Portfolio was classified as Level 2.

BLACKROCK SERIES, INC.	AUGUST 31, 2011	1

Schedule of Investments August 31, 2011 (Unaudited)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 5.9%
BE Aerospace, Inc. (a)	221,200	$7,704,396
Hexcel Corp. (a)	263,600	6,054,892
Orbital Sciences Corp. (a)	312,822	4,892,536
TransDigm Group, Inc. (a)	54,400	4,997,184
		23,649,008
Airlines — 1.1%
Alaska Air Group, Inc. (a)	73,700	4,254,701
Auto Components — 1.9%
Cooper Tire & Rubber Co.	128,000	1,552,640
Dana Holding Corp. (a)	117,700	1,500,675
Tenneco, Inc. (a)	139,300	4,570,433
		7,623,748
Beverages — 1.6%
Heckmann Corp. (a)	1,104,371	6,394,308
Biotechnology — 10.8%
Acorda Therapeutics, Inc. (a)	261,100	6,801,655
Cubist Pharmaceuticals, Inc. (a)	567,357	19,681,614
Dynavax Technologies Corp. (a)	1,312,700	3,150,480
Gentium SpA - ADR (a)	483,308	3,387,989
Inhibitex, Inc. (a)	583,800	2,060,814
ViroPharma, Inc. (a)	410,600	8,133,986
		43,216,538
Chemicals — 2.2%
Ferro Corp. (a)	318,000	2,661,660
Koppers Holdings, Inc.	89,900	2,987,377
Solutia, Inc. (a)	180,500	3,137,090
		8,786,127
Commercial Banks — 1.4%
SVB Financial Group (a)	78,700	3,626,496
Signature Bank (a)	34,700	1,929,667
		5,556,163
Commercial Services & Supplies — 1.7%
ACCO Brands Corp. (a)	483,402	3,296,802
Higher One Holdings, Inc. (a)(b)	211,400	3,382,400
		6,679,202
Communications Equipment — 1.9%
Ciena Corp. (a)	172,200	2,107,728
Polycom, Inc. (a)	93,400	2,222,920
Riverbed Technology, Inc. (a)	136,400	3,379,992
		7,710,640
Construction & Engineering — 1.1%
Chicago Bridge & Iron Co. NV	126,800	4,533,100
Consumer Finance — 2.6%
DFC Global Corp. (a)	477,654	10,541,824

Common Stocks	Shares	Value
Diversified Consumer Services — 1.5%
Sotheby’s	109,000	$4,055,890
Stewart Enterprises, Inc., Class A	334,500	2,027,070
		6,082,960
Diversified Financial Services — 1.9%
Evercore Partners, Inc., Class A	69,000	1,809,870
Portfolio Recovery Associates, Inc. (a)	80,900	5,916,217
		7,726,087
Diversified Telecommunication Services — 1.2%
Cbeyond Communications, Inc. (a)	525,700	4,883,753
Electronic Equipment, Instruments & Components — 0.5%
FARO Technologies, Inc. (a)	10,400	394,888
Fabrinet (a)	86,700	1,429,683
		1,824,571
Energy Equipment & Services — 3.4%
Dril-Quip, Inc. (a)	47,700	3,086,190
Newpark Resources, Inc. (a)(b)	247,400	2,048,472
Pioneer Drilling Co. (a)	340,800	4,307,712
Superior Energy Services, Inc. (a)	113,889	4,022,560
		13,464,934
Food Products — 0.7%
Sanderson Farms, Inc. (b)	75,900	2,975,280
Health Care Equipment & Supplies — 3.2%
GenMark Diagnostics, Inc. (a)	130,600	816,250
SonoSite, Inc. (a)	222,765	6,495,827
Wright Medical Group, Inc. (a)	358,200	5,491,206
		12,803,283
Health Care Providers & Services — 5.7%
Health Net, Inc. (a)	162,400	4,009,656
HealthSpring, Inc. (a)	130,300	5,086,912
Lincare Holdings, Inc.	628,850	13,539,141
		22,635,709
Hotels, Restaurants & Leisure — 4.5%
Caribou Coffee Co., Inc. (a)	348,600	5,295,234
Morgans Hotel Group Co. (a)	310,962	2,136,309
Pinnacle Entertainment, Inc. (a)	294,800	4,044,656
Scientific Games Corp., Class A (a)	313,205	2,762,468
Summit Hotel Properties, Inc.	459,600	3,805,488
		18,044,155

Portfolio Abbreviation

ADR	American Depositary Receipts

BLACKROCK MASTER LLC	AUGUST 31, 2011	1

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Household Durables — 1.0%
Skullcandy, Inc. (a)(b)	245,900	$4,067,186
I T Services — 4.7%
ExlService Holdings, Inc. (a)(b)	465,665	12,084,007
Gartner, Inc. (a)(b)	129,846	4,625,114
Global Cash Access, Inc. (a)	712,447	2,137,341
		18,846,462
Internet Software & Services — 3.6%
Constant Contact, Inc. (a)	136,865	2,618,227
NIC, Inc.	508,341	5,906,922
RightNow Technologies, Inc. (a)	178,326	5,847,310
		14,372,459
Machinery — 2.1%
Altra Holdings, Inc. (a)	220,400	3,420,608
Wabash National Corp. (a)	838,639	4,771,856
		8,192,464
Media — 1.1%
Function X, Inc.	780,000	271,050
Live Nation Entertainment, Inc. (a)	461,181	4,265,924
		4,536,974
Metals & Mining — 0.9%
Globe Specialty Metals, Inc.	222,100	3,720,175
Oil, Gas & Consumable Fuels — 3.9%
CVR Energy, Inc. (a)	61,200	1,742,364
Energy XXI Bermuda Ltd. (a)	209,200	5,608,652
James River Coal Co. (a)(b)	156,100	1,689,002
McMoRan Exploration Co. (a)(b)	288,500	3,712,995
Rosetta Resources, Inc. (a)	61,700	2,835,115
		15,588,128
Paper & Forest Products — 0.3%
Schweitzer-Mauduit International, Inc.	16,400	983,672
Pharmaceuticals — 5.8%
Alexza Pharmaceuticals, Inc. (a)(b)	901,034	1,234,416
Biospecifics Technologies (a)	197,895	3,463,162
Endo Pharmaceuticals Holdings, Inc. (a)	197,200	6,292,652
Endocyte, Inc. (a)	177,482	1,945,203
Jazz Pharmaceuticals, Inc. (a)	187,719	8,051,268
Obagi Medical Products, Inc. (a)	206,420	2,152,961
		23,139,662
Professional Services — 1.5%
Corporate Executive Board Co.	101,486	3,340,919
Korn/Ferry International (a)	171,400	2,786,964
		6,127,883
Semiconductors & Semiconductor Equipment — 4.7%
Entegris, Inc. (a)	271,713	2,043,282
JinkoSolar Holding Co., Ltd. – ADR (a)(b)	58,700	963,267
Lattice Semiconductor Corp. (a)	596,300	3,357,169

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Microsemi Corp. (a)	295,500	$4,589,115
Netlogic Microsystems, Inc. (a)	131,400	3,944,628
Semtech Corp. (a)	192,400	4,103,892
		19,001,353
Software — 7.1%
Ariba, Inc. (a)	116,700	3,166,071
Fortinet, Inc. (a)	106,900	2,044,997
Opnet Technologies, Inc.	97,747	3,372,272
Sourcefire, Inc. (a)	64,400	1,778,728
SuccessFactors, Inc. (a)	110,400	2,578,944
TiVo, Inc. (a)	1,455,339	15,426,593
		28,367,605
Specialty Retail — 5.7%
The Children’s Place Retail Stores, Inc. (a)	127,100	5,455,132
Express, Inc.	256,800	4,902,312
Select Comfort Corp. (a)	131,700	2,091,396
Shutterfly, Inc. (a)	114,600	6,149,436
Vitamin Shoppe, Inc. (a)	99,600	4,412,280
		23,010,556
Textiles, Apparel & Luxury Goods — 2.4%
Crocs, Inc. (a)	56,600	1,548,576
Deckers Outdoor Corp. (a)	50,700	4,510,272
G-III Apparel Group, Ltd. (a)	128,300	3,625,758
		9,684,606
Total Common Stocks -99.6%		399,025,276

Warrants (c)
Pharmaceuticals — 0.0%
Alexza Pharmaceuticals, Inc. (Expires 5/6/16)	287,011	3
Total Warrants – 0.0%		3
Total Long-Term Investments (Cost– $377,331,306) - 99.6%		399,025,279

BLACKROCK MASTER LLC	AUGUST 31, 2011	2

Schedule of Investments (concluded)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC Money Market Series, 0.10% (d)(e)	$11,458,495	$11,458,495
Total Short-Term Securities (Cost– $11,458,495) - 2.8%		11,458,495
Total Investments (Cost — $388,789,801*) – 102.4%		410,483,774

Liabilities in Excess of Other Assets– (2.4)%		(9,748,934)
Net Assets – 100.0%		$400,734,840

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$391,771,014
Gross unrealized appreciation	$54,922,696
Gross unrealized depreciation	(36,209,936)
Net unrealized appreciation	$18,712,760

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)

Warrants entitle the Portfolio to purchase a predetermined number of shares of Common Stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(d)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares / Beneficial Interest Held at May 31, 2011	Net Activity	Shares / Beneficial Interest Held at August 31, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,405,223	(3,405,223)	—	$1,300
BlackRock Liquidity Series, LLC Money Market Series	$13,206,099	$(1,747,604)	$11,458,495	$64,454

(e)	Represents the current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Portfolio’s perceived risk of investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of August 31, 2011 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Investments:
Long-Term Investments[1]	$398,754,229	271,050	—	$399,025,279
Short-Term Securities	—	$11,458,495	—	11,458,495
Total	$398,754,229	$11,729,545	—	$410,483,774

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK MASTER LLC	AUGUST 31, 2011	3

Item 2 –	Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: October 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: October 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: October 25, 2011